SCHWABFUNDS(REGISTRATION MARK)

SCHWAB
INSTITUTIONAL ADVANTAGE
MONEY FUND(REGISTRATION MARK)

Semiannual Report
June 30, 1998

                                                  SCHWABFUNDS(REGISTRATION MARK)

Dear Shareholder:

We're pleased to bring you this semiannual report on performance for the Schwab Institutional Advantage Money Fund for the six-month period ended June 30, 1998. During the reporting period, the Fund continued to provide investors with current income consistent with the preservation of capital. By the end of the six-month period, the Schwab Institutional Advantage Money Fund's net assets were more than $300 million.


FUND PERFORMANCE

YIELD SUMMARY AS OF 6/30/98 1
------------------------------------------------------
Seven-Day Current Yield                          5.15%
------------------------------------------------------
Seven-Day Effective Yield                        5.28%
------------------------------------------------------

Please remember that, as with all money market funds, yields will fluctuate, and past performance is no guarantee of future results. Also note that although the Fund seeks to maintain a stable $1.00 share price, money market funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

This report contains a complete list of the Fund's holdings as of June 30, 1998.

We appreciate your confidence in SchwabFunds(REGISTRATION MARK) and look forward to continuing to help you achieve your financial goals in the future.

Sincerely,



Charles R. Schwab
Chairman
The Charles Schwab Family of Funds


1 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/98, the seven-day current yield would have been 4.81%, and the seven-day effective yield would have been 4.93%.

PORTFOLIO HIGHLIGHTS


AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98 1
-----------------------------------------------------
Last seven days:                                5.15%
-----------------------------------------------------
Last three months:                              5.20%
-----------------------------------------------------
Last 12 months:                                 5.24%
-----------------------------------------------------


MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                3/31/98                    6/30/98
--------------------------------------------------------------------------------
0-15 days                                       20.5%                      24.0%
--------------------------------------------------------------------------------
16-30 days                                      15.8%                      20.4%
--------------------------------------------------------------------------------
31-60 days                                      15.9%                      28.7%
--------------------------------------------------------------------------------
61-90 days                                      10.5%                      13.2%
--------------------------------------------------------------------------------
91-120 days                                     12.9%                       3.2%
--------------------------------------------------------------------------------
More than 120 days                              24.4%                      10.5%
--------------------------------------------------------------------------------
Weighted average                              69 days                    49 days
--------------------------------------------------------------------------------



PORTFOLIO QUALITY

SEC TIER RATING                PERCENTAGE OF NET ASSETS: 6/30/98
----------------------------------------------------------------
Tier 1                                         100.0%
----------------------------------------------------------------
Tier 2                                           0.0%
----------------------------------------------------------------

1 A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (IN THOUSANDS)
JUNE 30, 1998 (UNAUDITED)

                                                                Par      Value
                                                              -------  --------
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS -- 92.2%
AUTOMOBILE RECEIVABLES -- 2.3%

New Center Asset Trust Plus
      5.64%, 08/20/98                                         $ 7,000  $  6,946
                                                                       --------
AUTOMOTIVE -- 10.3%
American Honda Finance Corp.
      5.58%, 07/28/98                                          14,000    13,942
Chrysler Financial Corp.
      5.58%, 07/13/98                                           3,000     2,995
      5.61%, 08/14/98                                           7,000     6,953
FCE Bank, PLC
      5.58%, 08/10/98                                           7,000     6,957
                                                                       --------
                                                                         30,847
                                                                       --------
BANKING-BELGIUM -- 4.3%
Cregem North America, Inc.
      5.59%, 08/11/98                                          13,000    12,919
                                                                       --------
BANKING-CANADA -- 4.7%
Bank of Nova Scotia
      5.45%, 07/09/98                                           6,000     5,993
      5.50%, 07/16/98                                           8,000     7,982
                                                                       --------
                                                                         13,975
                                                                       --------
BANKING-DENMARK -- 3.9%
Unifunding, Inc.
      5.60%, 08/27/98                                          10,000     9,914
      5.65%, 12/03/98                                           2,000     1,953
                                                                       --------
                                                                         11,867
                                                                       --------
BANKING-DOMESTIC -- 5.4%
International Securitization Corp. /(First
National Bank of Chicago LOC)(a)
      5.65%, 12/15/98                                           4,500     4,385
J. P. Morgan & Co.
      5.67%, 12/11/98                                           2,000     1,950
      5.65%, 12/14/98                                           6,000     5,848
Vehicle Services of America (NationsBank, NA LOC)
      5.62%, 09/09/98                                           4,138     4,093
                                                                       --------
                                                                         16,276
                                                                       --------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (IN THOUSANDS)
JUNE 30, 1998 (UNAUDITED)

                                                                Par      Value
                                                              -------  --------
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS -- (CONTINUED)
BANKING-NORWAY -- 4.1%
Den Norske Bank
      5.64%, 10/27/98                                         $ 6,000  $  5,892
      5.65%, 11/20/98                                           6,500     6,359
                                                                       --------
                                                                         12,251
                                                                       --------
BANKING-SWEDEN -- 3.0%
Nordbanken of North America, Inc.
      5.65%, 12/16/98                                           3,000     2,923
Svenska Handelsbanken, Inc.
      5.61%, 09/04/98                                           6,000     5,941
                                                                       --------
                                                                          8,864
                                                                       --------
BANKING-UNITED KINGDOM -- 2.3%
Banco Nacional de Mexico S.A. / (Barclays Bank LOC)
      5.60%, 09/09/98                                           3,000     2,968
Bank of Scotland Treasury Services
      5.60%, 10/06/98                                           4,000     3,941
                                                                       --------
                                                                          6,909
                                                                       --------
CONSUMER PRODUCTS -- 4.3%
Philip Morris Capital Corp.
      5.57%, 07/20/98                                          13,000    12,962
                                                                       --------
FINANCE-COMMERCIAL -- 21.1%
CIT Group Holdings, Inc.
      5.60%, 09/18/98                                          10,000     9,880
Finova Capital Corp.
      6.40%, 07/01/98                                           6,000     6,000
      5.69%, 10/30/98                                           7,000     6,869
General Electric Capital Corp.
      5.61%, 07/24/98                                          13,000    12,954
General Electric Capital Services
      5.57%, 08/03/98                                           6,000     5,970
      5.60%, 08/07/98                                           8,000     7,955
Heller Financial, Inc.
      5.83%, 08/19/98                                           3,000     2,977
      5.84%, 08/28/98                                           5,000     4,954
      5.87%, 09/09/98                                           5,000     4,994
      5.79%, 09/16/98                                           1,000       988
                                                                       --------
                                                                         63,491
                                                                       --------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (IN THOUSANDS)
JUNE 30, 1998 (UNAUDITED)

                                                                Par      Value
                                                              -------  --------
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS -- (CONTINUED)
MISCELLANEOUS SERVICES -- 2.0%
PHH Corp.
      5.67%, 07/01/98                                         $ 6,000  $  6,000
                                                                       --------
SECURITIES BROKERAGE-DEALER -- 23.5%
BT Alex Brown, Inc.
      5.71%, 07/14/98                                           5,000     4,990
      5.57%, 08/24/98                                           6,000     5,951
      5.66%, 12/02/98                                           2,000     1,953
Goldman Sachs Group, LP
      5.64%, 07/10/98                                           5,000     4,993
Lehman Brothers Holdings, Inc.
      5.60%, 08/17/98                                           8,000     7,943
      5.58%, 08/19/98                                           6,000     5,956
Merrill Lynch & Co., Inc.
      5.57%, 07/24/98                                           7,000     6,976
      5.58%, 07/30/98                                           5,000     4,978
      5.61%, 09/18/98                                           2,000     1,976
PaineWebber Group, Inc.
      5.69%, 07/02/98                                          10,000     9,999
      5.64%, 07/15/98                                           5,000     4,989
Salomon Smith Barney Holdings, Inc.
      5.60%, 07/07/98                                           5,000     4,996
      5.60%, 08/31/98                                           5,000     4,953
                                                                       --------
                                                                         70,653
                                                                       --------
TRADE RECEIVABLES -- 1.0%
Apreco, Inc.(a)
      5.61%, 07/24/98                                           3,000     2,989
                                                                       --------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS                  276,949
(Cost $276,949)                                                        --------

VARIABLE RATE OBLIGATIONS -- 4.9%(b)

BANKING-DOMESTIC -- 4.9%
City of Aurora, Kane, Dupage, Will & Kendall
Counties, Illinois Taxable IDRB (North American
Plastics Corp. Project) Series 1996B /(First of
America Bank Illinois NA LOC)
      5.70%, 07/07/98                                           1,495     1,495
Illinois Development Finance Authority Taxable
Adjustable Rate IDRB (Maples & Sprowl
Steel, Ltd. Project) Series 1996B /(LaSalle
National Bank LOC)(a)
      5.70%, 07/07/98                                             828       828

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (IN THOUSANDS)
JUNE 30, 1998 (UNAUDITED)

                                                                Par      Value
                                                              -------  --------
VARIABLE RATE OBLIGATIONS -- (CONTINUED)

BANKING-DOMESTIC -- (CONTINUED)

MoviePlex Realty Leasing, L.L.C. Adjustable Rate
Tender Securities (Carmike Cinemas,
Inc.) Series 1997B3 /(Bank of New York LOC)
      5.60%, 07/07/98                                         $ 2,675  $  2,675
New York City IDA Taxable Industrial Revenue
Refunding Bonds (1997 Allway Tools, Inc.
Project) /(Citibank LOC)
      6.00%, 07/07/98                                             200       200
Strategic Money Market Trust 1998B (Morgan
Guaranty Trust Co.-Guaranty)(a)
      5.66%, 07/06/98                                           5,000     5,000
Starcrest of Cartersville, Inc. Notes Series
1995A /(PNC Kentucky LOC)(a)
      5.65%, 07/07/98                                           2,420     2,420
Upper Illinois River Valley Development Authority
Taxable Solid Waste Disposal RB
(Exolon - ESK Co. Project) Series 1996B /(Chase
Manhattan Bank LOC)
      5.70%, 07/07/98                                           2,000     2,000
                                                                       --------
                                                                         14,618
                                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS (Cost $14,618)                           14,618
                                                                       --------
CERTIFICATES OF DEPOSIT -- 2.7%

BANKING-AUSTRIA -- 1.7%
Creditanstalt
      5.60%, 09/25/98                                           5,000     5,001
                                                                       --------
BANKING-FRANCE -- 1.0%
Societe Generale
      5.90%, 08/21/98                                           3,000     3,000
                                                                       --------
TOTAL CERTIFICATES OF DEPOSIT (Cost $8,001)                               8,001
                                                                       --------
BANK NOTES -- 1.6%

BANKING-DOMESTIC -- 1.6%
BankBoston N.A.
      5.57%, 07/08/98                                           5,000     5,000
                                                                       --------
TOTAL BANK NOTES (Cost $5,000)                                            5,000
                                                                       --------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (IN THOUSANDS)
JUNE 30, 1998 (UNAUDITED)

                                                                Par      Value
                                                              -------  --------
REPURCHASE AGREEMENT -- 1.0%(c)

Salomon Brothers Inc. Tri-Party Repurchase Agreement;
Collaterallized by: U.S. Government Securities
      6.25%  Issue  06/30/98
             Due    07/01/98                                  $ 3,183  $  3,183
                                                                       --------
TOTAL REPURCHASE AGREEMENT (Cost $3,183)                                  3,183
                                                                       --------
TOTAL INVESTMENTS -- 102.4% (Cost $307,751)                             307,751
                                                                       --------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.4%)                          (7,282)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $300,469
                                                                       ========

SEE ACCOMPANYING NOTES TO STATEMENT OF NET ASSETS AND NOTES TO
FINANCIAL STATEMENTS

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
JUNE 30, 1998 (UNAUDITED)


NOTES TO STATEMENT OF NET ASSETS

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Institutional Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1998, the aggregate value of private placement securities held by the Fund was $15,622,000 which represented 5.20% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. All dates shown are considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Repurchase agreement due dates are considered the maturity date. Repurchase agreements with due dates later than 7 days from issue dates may be subject to 7-day putable demand features for liquidity purposes.


Abbreviations

IDA      Industrial Development Authority

IDRB     Industrial Development Revenue Bond

LOC      Letter of Credit

RB       Revenue Bond


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
June 30, 1998 (Unaudited)


ASSETS
Investments, at value (Cost: $307,751)                                 $307,751
Receivables:
   Fund shares sold                                                       2,672
   Interest                                                                 488
Prepaid expenses                                                             46
                                                                       --------
      Total assets                                                      310,957
                                                                       --------

LIABILITIES
Payables:
   Dividends                                                                660
   Fund shares redeemed                                                   9,589
   Investment advisory and administration fees                                6
   Transfer agency and shareholder service fees                              13
Other liabilities                                                           220
                                                                       --------
      Total liabilities                                                  10,488
                                                                       --------

Net assets applicable to outstanding shares                            $300,469
                                                                       ========

NET ASSETS CONSIST OF:
Paid-in-capital                                                        $300,473
Accumulated net realized loss on investments sold                            (4)
                                                                       --------
                                                                       $300,469
                                                                       ========

PRICING OF SHARES
Outstanding shares, $0.00001 par value
(unlimited shares authorized)                                           300,529
Net asset value, offering and redemption price per share                  $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
For the six months ended June 30, 1998 (Unaudited)


Interest income                                                          $8,782
                                                                         ------

Expenses:
   Investment advisory and administration fees                              710
   Transfer agency and shareholder service fees                             386
   Custodian and portfolio accounting fees                                   69
   Registration fees                                                         83
   Professional fees                                                         14
   Trustees' fees                                                             9
   Shareholder reports                                                        6
   Insurance and other expenses                                               9
                                                                         ------
                                                                          1,286
Less: expenses reduced (see Note 4)                                        (515)
                                                                         ------
      Total expenses incurred by Fund                                       771
                                                                         ------
Net investment income                                                     8,011
Net realized loss on investments sold                                        (1)
                                                                         ------
Increase in net assets resulting from operations                         $8,010
                                                                         ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                  Six Months
                                                     ended
                                                   June 30,          Year ended
                                                     1998           December 31,
                                                  (Unaudited)           1997
                                                  -----------       ------------
Operations:
   Net investment income                             $  8,011         $  13,058
   Net realized loss on investments sold                   (1)               --
                                                     --------          --------
   Increase in net assets resulting
      from operations                                   8,010            13,058
                                                     --------          --------

Dividends to shareholders from
   net investment income (See Note 2)                  (8,057)          (13,058)
                                                     --------          --------

Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                          338,251           612,896
   Net asset value of shares issued in
      reinvestment of dividends                         8,347            10,165
   Less payments for shares redeemed                 (321,419)         (486,745)
                                                     --------          --------
   Increase in net assets from
      capital share transactions                       25,179           136,316
                                                     --------          --------

Total increase in net assets                           25,132           136,316

Net Assets:
   Beginning of period                                275,337           139,021
                                                     --------          --------
   End of period                                     $300,469          $275,337
                                                     ========          ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:


                                                   Net
   Fiscal         Net Asset                    Realized &          Total        Dividends                       Net Asset
   Period           Value           Net        Unrealized          from         from Net                        Value at
    Ended         Beginning     Investment      Gains on        Investment     Investment         Total          End of
 December 31,     Of Period       Income       Investments       Operation       Income       Distributions      Period
------------      ---------     ----------     -----------      ----------     ----------     -------------     ---------
    1998 1          $1.00          $0.03           $--            $0.03          $(0.03)*        $(0.03)          $1.00
    1997            $1.00          $0.05           $--            $0.05          $(0.05)         $(0.05)          $1.00
    1996            $1.00          $0.05           $--            $0.05          $(0.05)         $(0.05)          $1.00
    1995            $1.00          $0.06           $--            $0.06          $(0.06)         $(0.06)          $1.00
    1994 2          $1.00          $0.04           $--            $0.04          $(0.04)         $(0.04)          $1.00


(DAGGER) The  information  contained  in the above table is based on actual  expenses for the  periods,  after giving  effect to the portion of expenses reduced by the Investment Manager and Schwab.  Had these expenses not been reduced,  the Fund's expense and net investment income ratios would have been:

      Fiscal                               Ratio of Net
      Period              Ratio of          Investment
  Ended Dec. 31,          Expenses            Income
  --------------        ------------        ----------
     1998 1                0.83%**             4.86%**
     1997                  0.84%               4.86%
     1996                  0.88%               4.65%
     1995                  0.90%               5.13%
     1994 2                0.92%**             3.67%**

(1) For the six month period ended June 30, 1998 (Unaudited).
(2) For the period from January 4, 1994 (commencement of operations) to December 31, 1994.
 *  The amounts shown include certin reclassifications related to book to tax differences (See Note 2 of Notes to
    Financial Statements).
**  Annualized


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                Ratio of Net
                                                             Ratio of            Investment
   Fiscal               Total                                Expenses              Income
   Period              Return           Net Assets          to Average           to Average
    Ended         (not annualized)     End of Period    Net Assets(DAGGER)    Net Assets(DAGGER)
 December 31,             %               (000's)               (%)                  (%)
------------      ----------------     -------------    ------------------    ------------------
    1998 1               2.62             $300,469             0.50**               5.19**
    1997                 5.31             $275,337             0.50                 5.20
    1996                 5.15             $139,021             0.50                 5.03
    1995                 5.65              $80,746             0.53                 5.50
    1994 2               3.86              $60,088             0.55**               4.04**


SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1998 (Unaudited)


1. DESCRIPTION OF THE FUND

The Schwab Institutional Advantage Money Fund( (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(REGISTRATION MARK), Schwab Retirement Money Fund(REGISTRATION MARK), Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY   VALUATION  --  Investments  are  stated  at  amortized  cost,   which
approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) - Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1998 (Unaudited)


FEDERAL INCOME TAXES -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At December 31, 1997, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                Schwab Institutional
Expiring in:                            Advantage Money Fund(REGISTRATION MARK)
------------                            ---------------------------------------
12/31/03                                                $  103
12/31/04                                                 2,715
12/31/05                                                   432
                                                        ------
Total capital loss carryforwards                        $3,250
                                                        ======

RECLASSIFICATION  --  Generally  accepted  accounting  principles  require  that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $46,000 were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion, and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion of its fee for the six months ended June 30, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $9,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least April 30, 1999, the Fund's total operating expenses will not exceed 0.50% of the Fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

The Investment Manager reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the six months months ended June 30, 1998, the total of such fees reduced by the Investment Manager was $515,000.

                         SCHWABFUNDS(REGISTRATION MARK)

         INVESTMENT ADVISOR: Charles Schwab Investment Management, Inc.,
                 101 Montgomery Street, San Francisco, CA 94104

                    DISTRIBUTOR: Charles Schwab & Co., Inc.,
                 101 Montgomery Street, San Francisco, CA 94014


 This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

    (C)1998 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE.
                           (0098-3109) MKT3605 (8/98)